Commitments and Contingencies (Details) - USD ($)			12 Months Ended
	Dec. 06, 2024	Dec. 28, 2021	Dec. 31, 2024	Jan. 28, 2025	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Underwriters option period			45 days
Additional units of over allotments (in Shares)	500,000
Deferred underwriting remains outstanding			$ 8,956,250		$ 8,956,250
Aggregate common stock (in Shares)			10,500,000
Ace Green Recycling’s [Member]
Commitments and Contingencies [Line Items]
Aggregate common stock (in Shares)			1,500,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Total deferred fee			$8,956,250
Subsequent Event [Member] | Citigroup [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting expenses				$ 8,956,250
IPO [Member]
Commitments and Contingencies [Line Items]
Additional units of over allotments (in Shares)			3,750,000
Underwriting discount per unit (in Dollars per share)			$ 0.2
Underwriting discount			$ 5,000,000
Deferred underwriting commissions per unit (in Dollars per share)			$ 0.35
Deferred underwriting commissions per unit (in Dollars per share)			$ 8,881,250
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional units of over allotments (in Shares)		3,750
underwriting discount			$ 75,000